Equity Investments, Summarized income statement information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of equity method investments [Line Items]
Revenues	$ 50,451	$ 46,173	$ 27,753
Cost of sales	(43,847)	(37,397)	(24,359)
Operating income	5,101	6,773	1,559
Interest income	29	9	12
Interest expense	(287)	(519)	(526)
Foreign currency translation	(14)	(2)	(7)
Other income (expense), net	(72)	62	85
(Loss) income before income taxes	4,776	6,786	1,386
Provision for income taxes	(882)	(1,163)	43
Net income (loss)	3,889	5,617	1,427
Equity method investments, nonconsolidated investee or group of investees [Member]
Schedule of equity method investments [Line Items]
Revenues	15,435	15,456	9,172
Cost of sales	(14,900)	(13,269)	(7,883)
Gross profit	535	2,187	1,289
Net operating expenses	(519)	(497)	(320)
Operating income	16	1,690	969
Interest income	7	0	1
Interest expense	(24)	(48)	(70)
Foreign currency translation	(1)	(5)	5
Other income (expense), net	(26)	(21)	2
(Loss) income before income taxes	(28)	1,616	907
Provision for income taxes	(1)	(337)	(183)
Net income (loss)	$ (29)	$ 1,279	$ 724